Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Trade, Other Receivables and Other current assets

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Trade receivables	197	165
Advance deposits	246	220
Net Investment in Lease	269	230

Total Trade and Other receivables	712	615

Current Grant receivables (RCAs)	1 912	145

Total Current Grant receivables	1 912	145

Prepaid expenses	1 396	1 343
VAT receivable	505	342
Income and other tax receivables	52	25

Total Other current assets	1 953	1 711

Total Trade receivables, current grant receivables and other current assets	4 577	2 471